Notes to the Profit or Loss Statement - Summary of Personnel Expenses - Additional information (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Exercise price of outstanding share options (in EUR per share)	€ 34.00	€ 13.21
Costs for defined-contribution plans	€ 3.2	€ 4.3	€ 2.8